Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The following table sets forth information regarding the Pension Plan, RIM, Post-retirement Plan and Split-Dollar Life Insurance Plans at December 31, 2025 and 2024:

	At December 31,
	2025	2024	2025	2024	2025	2024	2025	2024
	Pension Plan		RIM Plan		Post-retirement Plan		Split-Dollar Life Insurance
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$246,890	$255,868	$12,812	$13,550	$22,271	$21,148	$15,791	$16,957
Service cost	3,786	4,504	209	245	206	269	229	229
Interest cost	13,092	12,784	675	649	1,148	1,118	864	834
Actuarial loss (gain)	7,396	(15,168)	293	(1,287)	(369)	(2,150)	1,203	(2,102)
Benefits paid	(16,225)	(11,098)	(455)	(345)	(1,071)	(617)	—	(127)
Impact of plan merger (1)	—	—	—	—	—	2,503	—	—

Benefit obligation at end of year	254,939	246,890	13,534	12,812	22,185	22,271	18,087	15,791

Change in plan assets:
Fair value of plan assets at beginning of year	477,763	453,559	—	—	—	—	—	—
Actuarial return gain on plan assets	59,150	35,302	—	—	—	—	—	—
Employer contributions	—	—	455	345	1,071	617	—	127
Benefits paid	(16,225)	(11,098)	(455)	(345)	(1,071)	(617)	—	(127)
Impact of plan merger (1)	—	—	—	—	—	—	—	—

Fair value of plan assets at end of year	520,688	477,763	—	—	—	—	—	—

Funded status at end of year	$265,749	$230,873	$(13,534)	$(12,812)	$(22,185)	$(22,271)	$(18,087)	$(15,791)

(1)	During 2024, the RSI Post-retirement Plan was merged into the Columbia Bank Post-retirement Plan.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income related to the Pension Plan, RIM Plan, and Post-retirement Plan and Split-Dollar Life Insurance Plan on a pre-tax
basis, at December 31, 2025, 2024, and 2023, are summarized in the following table:

	At December 31,
	2025				2024
	Pension Plan	RIM Plan	Post- retirement Plan	Split- Dollar Life Insurance	Pension Plan	RIM Plan	Post- retirement Plan	Split- Dollar Life Insurance
	(In thousands)
Unrecognized prior service costs	$—	$—	$—	$133	$—	$—	$—	$183
Unrecognized net actuarial loss (income)	23,672	998	(2,207)	(794)	40,412	704	(1,835)	(2,086)

Total accumulated other comprehensive loss (income)	$23,672	$998	$(2,207)	$(661)	$40,412	$704	$(1,835)	$(1,903)

	At December 31, 2023
	Pension Plan	RIM Plan	Post- retirement Plan	Split- Dollar Life Insurance
	(In thousands)
Unrecognized prior service costs	$—	$—	$—	$238
Unrecognized net actuarial loss	59,463	2,102	787	16

Total accumulated other comprehensive loss	$59,463	$2,102	$787	$254

The weighted average actuarial assumptions used in the plan determinations at and for the years ended December 31, 2025, 2024, and 2023 were as follows:

	At and For the Year Ended December 31, 2025
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance
Weighted average assumptions used to determine benefit obligation:
Discount rate	5.65%	5.45%	5.49%	5.74%
Rate of compensation increase	4.50	4.50	N/A	4.50
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.76%	5.67%	5.66%	5.81%
Remeasurement rate	5.66	N/A	N/A	N/A
Service cost	5.89	5.77	5.88	5.96
Remeasurement rate	5.89	N/A	N/A	N/A
Interest cost	5.47	5.40	5.36	5.56
Remeasurement rate	5.21	N/A	N/A	N/A
Expected rate of return on plan assets	7.30	N/A	N/A	N/A
Remeasurement rate	N/A	N/A	N/A	N/A
Rate of compensation increase	4.50	4.50	N/A	4.50

	At and For the Year Ended December 31, 2024
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance
Weighted average assumptions used to determine benefit obligation:
Discount rate	5.76%	5.67%	5.66%	5.81%
Rate of compensation increase	4.50	4.50	N/A	4.50
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.07%	5.01%	4.96%	5.11%
Remeasurement rate	5.51	N/A	N/A	N/A
Service cost	5.16	5.09	5.79	5.23
Remeasurement rate	5.60	N/A	N/A	N/A
Interest cost	4.96	4.89	4.87	4.99
Remeasurement rate	5.37	N/A	N/A	N/A
Expected rate of return on plan assets	7.25	N/A	N/A	N/A
Remeasurement rate	N/A	N/A	N/A	N/A
Rate of compensation increase	4.50	4.50	N/A	4.50

	At and For the Year Ended December 31, 2023
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance
Weighted average assumptions used to determine benefit obligation:
Discount rate	5.07%	5.01%	4.96%	5.11%
Rate of compensation increase	4.50	4.50	N/A	4.50
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.26%	5.21%	5.18%	5.31%
Remeasurement rate	5.19	N/A	N/A	N/A
Service cost	5.36	5.28	5.30	5.41
Remeasurement rate	5.26	N/A	N/A	N/A
Interest cost	5.14	5.10	5.07	5.19
Remeasurement rate	5.16	N/A	N/A	N/A
Expected rate of return on plan assets	7.50	N/A	N/A	N/A
Remeasurement rate	7.50	N/A	N/A	N/A
Rate of compensation increase	4.50	3.75	N/A	3.75
The weighted average actuarial assumptions used in the assumed determinations at and for the year ended 2023 were as follows:

	At or For the Year Ended December 31, 2023
	Pension Plan	Post- retirement Plan
Weighted average assumptions used to determine benefit obligation:
Discount rate	—%	5.16%
Rate of compensation increase	N/A	N/A
Weighted average assumptions used to determine net periodic benefit cost:
Discount Rates:
Benefit obligation	5.24%	5.16%
Expected rate of return on plan assets	7.00%	N/A

Schedule of Net Benefit Costs
Net periodic (income) benefit cost for the Pension Plan, RIM Plan, Post-retirement Plan and Split-Dollar Life Insurance plan benefits for the years ended December 31, 2025 and 2024, and 2023, includes the following components:

	For the Year Ended December 31, 2025
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$3,786	$209	$206	$229	Compensation and employee benefits
Interest cost	13,092	675	1,148	864	Other non-interest expense
Expected return on plan assets	(35,014)	—	—	—	Other non-interest expense
Amortization:
Prior service cost	—	—	—	50	Other non-interest expense
Net (income)	—	—	—	(89)	Other non-interest expense

Net periodic (income) benefit cost	$(18,136)	$884	$1,354	$1,054

	For the Year Ended December 31, 2024
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$4,504	$245	$269	$229	Compensation and employee benefits
Interest cost	12,784	649	1,118	834	Other non-interest expense
Expected return on plan assets	(32,701)	—	—	—	Other non-interest expense
Amortization:
Prior service cost	—	—	—	56	Other non-interest expense
Net loss (income)	1,283	110	(22)	—	Other non-interest expense

Net periodic (income) benefit cost	$(14,130)	$1,004	$1,365	$1,119

	For the Year Ended December 31, 2023
	Pension Plan	RIM Plan	Post- retirement Plan	Split-Dollar Life Insurance	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$4,679	$277	$215	$277	Compensation and employee benefits
Interest cost	11,637	632	970	818	Other non-interest expense
Expected return on plan assets	(30,771)	—	—	—	Other non-interest expense
Amortization:
Prior service cost	—	—	—	56	Other non-interest expense
Net loss	796	57	—	—	Other non-interest expense

Net periodic (income) benefit cost	$(13,659)	$966	$1,185	$1,151

Net periodic (income) benefit cost for the RSI Pension Plan and RSI Post-retirement Plan for the year ended December 31, 2023 includes the following components:

	For the Year Ended December 31, 2023
	Pension Plan	Post- retirement Plan	Affected Line Item in the Consolidated Statements of Income
	(In thousands)
Service cost	$—	$67	Compensation and employee benefits
Interest cost	305	107	Other non-interest expense
Expected return on plan assets	(487)	—	Other non-interest expense
Amortization:
Net loss	—	(61)	Other non-interest expense

Net periodic (income) benefit cost	$(182)	$113

Schedule of Expected Benefit Payments
Estimated future benefit payments, which reflect expected future service, as appropriate for the next five years and thereafter are as follows:

For the Year Ended December 31,	Pension Plan	RIM Plan	Post-retirement Plan	Split-Dollar Life Insurance
	(In thousands)
2026	$13,772	$727	$1,670	$656
2027	14,731	872	1,771	731
2028	15,619	945	1,803	807
2029	16,373	992	1,808	881
2030	17,022	1,021	1,738	953
2031 – 2035	90,351	5,266	8,190	5,784

Schedule of Allocation of Plan Assets
The weighted average asset allocation of pension assets at December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024
Domestic equities	34.4%	33.5%
Foreign equities	11.2	9.9
Fixed income	53.7	54.9
Cash	0.7	1.7

Total	100.0%	100.0%

The 2025 target allocation of assets and acceptable ranges around the targets are as follows:

Allowable Range
Equities	30 - 60%
Fixed income	40 - 70%
Cash	0 - 10%

	December 31, 2025
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Money market mutual funds	$3,585	$3,585	$—	$—
Mutual funds - value stock fund	11,290	11,290	—	—
Mutual funds - fixed income	279,384	279,384	—	—
Mutual funds - international stock	58,293	58,293	—	—
Mutual funds - institutional stock index	168,136	168,136	—	—

	$520,688	$520,688	$—	$—

	December 31, 2024
		Fair Value Measurements
	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Money market mutual funds	$8,229	$8,229	$—	$—
Mutual funds - value stock fund	10,447	10,447	—	—
Mutual funds - fixed income	262,148	262,148	—	—
Mutual funds - international stock	47,314	47,314	—	—
Mutual funds - institutional stock index	149,625	149,625	—	—

	$477,763	$477,763	$—	$—

Employee Stock Ownership Plan (ESOP) Disclosures
The ESOP shares were as follows:

	At December 31,
	2025	2024
	(In thousands)
Allocated shares	1,511	1,324
Unearned shares	2,793	3,021

Total ESOP shares	4,304	4,345

Fair value of unearned ESOP shares	$43,412	$47,757

Nonvested Restricted Stock Shares Activity
The following is a summary of the Company’s restricted stock activity during the years ended December 31, 2025 and 2024:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2024	435,541	$16.77
Grants	250,830	16.57
Vested	(237,882)	16.88
Forfeited	(5,930)	17.23

Non-vested at December 31, 2024	442,559	$16.59

Grants	209,256	16.04
Vested	(129,634)	17.44
Forfeited	(83,287)	16.27

Non-vested at December 31, 2025	438,894	$16.14

Share-based Payment Arrangement, Option, Activity
The following is a summary of the Company’s option activity during the years ended December 31, 2025 and 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, January 1, 2024	3,584,069	$16.20	6.1	$11,602,267
Granted	305,075	16.52	—	—
Exercised	(86,920)	15.87	—	—
Expired	(16,788)	16.94	—	—
Forfeited	(28,404)	16.90	—	—

Outstanding, December 31, 2024	3,757,032	$16.22	5.4	$574,569
Granted	454,327	16.23	—	—
Exercised	(5,837)	16.10	—	—
Expired	(108,731)	16.17	—	—
Forfeited	(71,076)	16.36	—	—

Outstanding, December 31, 2025	4,025,715	$16.22	4.8	—

Options exercisable at December 31, 2025	3,366,262	$16.22	4.0	$—

Northfield Bancorp, Inc. [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Benefit Costs
The following table sets forth the components of net periodic postretirement benefit costs for the years ended December 31, 2025, 2024, and 2023 (in thousands):

	December 31,
	2025	2024	2023
Interest cost	$53	$51	$53
Amortization of prior service credits	(19)	(19)	(19)
Amortization of unrecognized loss	7	9	4

Net postretirement benefit cost included in compensation and employee benefits	$41	$41	$38

Share-based Payment Arrangement, Option, Activity
The following table is a summary of the Company’s stock options as of December 31, 2025, and changes therein during the year then ended:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding- December 31, 2023	1,544,306	$4.03	$14.05	1.01
Forfeited or cancelled	(843,203)	3.97	13.18	—
Exercised	—	—	—	—

Outstanding- December 31, 2024	701,103	4.11	15.09	0.63
Forfeited or cancelled	(621,103)	4.07	14.76	—

Outstanding and Exercisable - December 31, 2025	80,000	4.44	17.67	1.36

Summary of Funded Status and Components of Postretirement Benefit Costs	The following tables set forth the funded status and components of postretirement benefit costs at December 31 measurement dates (in thousands):

	2025	2024	2023
Accumulated postretirement benefit obligation beginning of year	$968	$1,051	$815
Interest cost	53	51	53
Actuarial (gain) loss	20	(25)	289
Benefits paid	(88)	(109)	(106)

Accumulated postretirement benefit obligation end of year	953	968	1,051

Accrued liability (included in accrued expenses and other liabilities)	$953	$968	$1,051

Summary of Amounts Recognized in Accumulated Other Comprehensive Income
The following table sets forth the amounts recognized in accumulated other comprehensive income (in thousands):

	December 31,
	2025	2024
Net loss	$164	$152
Prior service credit	(75)	(94)

Loss recognized in accumulated other comprehensive income	$89	$58

Summary of Assumptions Used in Accounting for the Plan
The Company’s discount rate and rate of compensation increase used in accounting for the plan are as follows:

	2025	2024	2023
Assumptions used to determine benefit obligation at period end:
Discount rate	5.61%	5.54%	4.83%
Rate of increase in compensation (1)	N/A	N/A	N/A
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.54%	4.83%	5.02%
Rate of increase in compensation (1)	N/A	N/A	N/A

(1)	Since the covered population is only retirees, a compensation rate increase assumption was not used.

Summary of Defined Benefit Plans Disclosures
A one percentage-point change in assumed healthcare cost trends would have the following effects (in thousands):

	One Percentage Point Increase		One Percentage Point Decrease
	2025	2024	2025	2024
Aggregate of service and interest components of net periodic cost (benefit)	$4	$4	$(4)	$(4)
Effect on accumulated postretirement benefit obligation	85	85	(76)	(76)